Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property and Equipment, Net
(7) PROPERTY AND EQUIPMENT, NET
The following summarizes the components of property and equipment (in thousands):

	As of June 30, 2024 (Unaudited))	As of December 31, 2023
Lab equipment	$706	$706
Leasehold improvements	1,090	1,090
Computer hardware and software	158	141
Furniture and fixtures	160	160

Property and equipment, gross	2,114	2,097
Less: Accumulated depreciation and amortization	(891)	(665)

Property and equipment, net	$1,223	$1,432

Depreciation expense for the three and six months ended June 30, 2024 was $115,000 and $228,000, respectively. Depreciation expense for the three and six months ended June 30, 2023 was $99,000 and $197,000, respectively.

RENEO PHARMACEUTICALS INC [Member]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	As of December 31,
	2023	2022
Computer, software and office equipment	$254	$300
Leasehold improvements*	—	255

Total property and equipment, gross	254	555
Less: accumulated depreciation and amortization	(120)	(102)

Total property and equipment, net	$134	$453

*	All leasehold improvements were fully impaired and written off. For further information see Note 13.